Business Combination - Acquisition Accounting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Total Preliminary Purchase Price allocation to Net Assets Acquired
The total purchase price of $132,517 was allocated to the net assets acquired as follows:

Assets acquired:
Cash	$204
Restricted cash	688
Accounts receivable	17,908
Inventories	10,372
Prepaid expenses and other current assets	809
Property, plant and equipment	39,242
Intangible assets	41,878
Goodwill	33,745
Other assets	113
Total assets acquired	$144,959
Liabilities assumed:
Accounts payable	$11,646
Accrued liabilities and other current liabilities	796
Total liabilities assumed	12,442
Fair value of net assets acquired	$132,517

The total purchase price of $132,517 was allocated to the net assets acquired as follows:

Assets acquired:
Cash	$204
Restricted cash	688
Accounts receivable	17,908
Inventories	10,372
Prepaid expenses and other current assets	809
Property, plant and equipment	39,242
Intangible assets	41,878
Goodwill	33,745
Other assets	113
Total assets acquired	$144,959
Liabilities assumed:
Accounts payable	$11,646
Accrued liabilities and other current liabilities	796
Total liabilities assumed	12,442
Fair value of net assets acquired	$132,517

Supplemental Condensed Consolidated Statements of Operations Information on Unaudited Pro Forma Basis
The following table summarizes the supplemental condensed consolidated statements of operations information on an unaudited pro forma basis as if the acquisition had occurred prior to January 1, 2013. The table includes adjustments that were directly attributable to the acquisition or are not expected to have a future impact on the Partnership. The pro forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred should the transaction have been consummated at the beginning of the period, nor are they indicative of future results of operations.

Three Months
Ended
March 31, 2013
Pro Forma
Revenues	$52,719
Net income	$15,412
Net income per limited partner unit:
Common units – basic and diluted	$0.50
Subordinated units – basic and diluted	$0.50
Partnership.

	Three Months Ended March 31, 2014
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$55,828	$17,583	$(2,833)	$70,578
Net income	$14,263	$7,394	$(3,137)	$18,520
Net income attributable to Hi-Crush Partners LP per limited partner unit	$0.49			$0.64

	Three Months Ended March 31, 2013
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$19,628	$5,057	$(408)	$24,277
Net income	$10,783	$894	$—	$11,677
Net income attributable to Hi-Crush Partners LP per limited partner unit	$0.40			$0.43

The following tables summarize the supplemental condensed consolidated statements of operations information on an unaudited pro forma basis as if the acquisition had occurred at January 1, 2012. The tables include adjustments that were directly attributable to the acquisition or are not expected to have a future impact on the Partnership. The pro forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred should the transaction have been consummated at the beginning of the period, nor are they indicative of future results of operations.

Pro Forma Financial Information for the:
	Year Ended December 31, 2013	Year Ended December 31, 2012 (1)
	Successor	Pro Forma (1)
Revenues	$234,022	$182,398
Net income	$69,895	$61,365
Net income per limited partner unit:
Common units – basic and diluted	2.37	2.16
Subordinated units – basic and diluted	2.37	2.16
(1) The comparative period includes the combination of the Predecessor and Successor results before and after our IPO on August 16, 2012. These pro-forma results are for illustrative purposes only and are not intended to be indicative of the actual results that would have occurred if the acquisition and IPO would have taken place on January 1, 2012.

unit of the Partnership.

	Year Ended December 31, 2013
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$141,742	$41,630	$(4,402)	$178,970
Net income	$58,562	$13,681	$(12,199)	$60,044
Net income attributable to Hi-Crush Partners LP per limited partner unit	$2.08			$2.12

	Period from August 16, 2012 Through December 31, 2012
	Partnership			Partnership
	Historical	Augusta	Eliminations	Recasted
Revenues	$28,858	$2,912	$—	$31,770
Net income (loss)	$18,508	$(1,091)	$—	$17,417
Net income attributable to Hi-Crush Partners LP per limited partner unit	$0.68			$0.64

Adjustments Utilized to Prepare Pro Forma Financial Information
The pro forma financial information includes the impact of the following pro forma adjustments:

Three Months
Ended
Pro Forma Debit / (Credit) Adjustments	March 31, 2013
Other general and administrative expenses	$(81)
Interest expense on debt issued to fund acquisition	637
Depreciation and amortization	(198)
Increase in weighted average common units outstanding	1,578,947

The pro forma financial information includes the impact of the following pro forma adjustments:

Adjustments Utilized to Prepare the Pro Forma Financial Information for the:
	Year Ended December 31, 2013	Year Ended December 31, 2012
Debit / (Credit)	Successor	Pro Forma (1)
Acquisition related expenses	$(4,775)	$—
Other general and administrative expenses	(117)	(239)
Interest expense on debt issued to fund acquisition	1,226	2,561
Depreciation and amortization expense	(8)	3,947
Increase in weighted average common units outstanding	696,467	1,578,947